Catherine S. Gallagher cgallagher@velaw.com

Tel +1.202.639.6544 Fax +1.202.879.8985

January 28, 2013

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-3628

Attention: Susan Block, Attorney-Advisor

Re:	KNOT Offshore Partners LP

Draft Registration Statement on Form F-1

Submitted December 21, 2012

CIK No. 0001564180

Ladies and Gentlemen:

This letter sets forth the response of KNOT Offshore Partners LP (the “Registrant”) to the comment letter dated January 17, 2013 (the “Comment Letter”) of the staff (the “Staff”) of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) with respect to the Registrant’s Draft Registration Statement on Form F-1 submitted on December 21, 2012 (the “Registration Statement”). On behalf of the Registrant, we have confidentially submitted a revised draft of the Registration Statement (the “Revised F-1”) today via EDGAR. Also included are certain exhibits to the Registration Statement. In order to facilitate your review, we have repeated the Staff’s comments (the “Comments”) below.

Capitalized terms used in this letter but not defined herein have the meanings given to them in the Registration Statement. Information provided in this letter on behalf of the Registrant has been provided to us by the Registrant.

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are

Vinson & Elkins LLP Attorneys at Law Abu Dhabi Austin Beijing Dallas Dubai Hong Kong Houston London Moscow New York Palo Alto Riyadh San Francisco Shanghai Tokyo Washington	2200 Pennsylvania Avenue NW, Suite 500 West Washington, DC 20037-1701 Tel +1.202.639.6500 Fax +1.202.639.6604 www.velaw.com

Securities and Exchange Commission
January 28, 2013

published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: Neither the Registrant nor anyone authorized to do so on its behalf has presented any written communications to potential investors in reliance on Section 5(d) of the Securities Act of 1933 (the “Securities Act”). The Registrant is not aware of any research reports about the Registrant that have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in the Registrant’s offering. The Registrant will supplementally provide the Staff with any such written communications and any such research reports of which it becomes aware.

2.	Please confirm that you have provided all disclosure that may be required by Securities Act Industry Guide 5. Note that Release 33-6900 states that the requirements of Guide 5 “should be considered, as appropriate, in the preparation of all other limited partnership offerings.” Refer to Sections II.A.3.f. and II.B.2 of Securities Act Release 33-6900 for guidance and revise as appropriate.

Response: The Registrant has carefully considered Securities Act Industry Guide 5 (the “Guide”) and Release 33-6900 and believes it has satisfied all relevant requirements of the Guide and Release 33-6900 as applied by the Staff to offerings of common units in publicly-traded limited partnerships. With respect to the information required by Section II.B.2 of Release 33-6900, the Registrant notes that:

•	Information relating to “compensation to the general partner and its affiliates” is discussed beginning on page 155 of the Revised F-1.

•	Information relating to “conflicts of interest” and “fiduciary responsibility of the general partner” is discussed beginning on page 166 of the Revised F-1.

•	Information relating to “management” is discussed beginning on page 151 of the Revised F-1.

Securities and Exchange Commission
January 28, 2013

•	The Registrant’s partnership agreement is summarized beginning on page 174 of the Revised F-1.

•	Information relating to “distributions and allocations” is discussed beginning on page 69 of the Revised F-1.

The Registrant believes that disclosure of prior performance as referenced in Section II.A.3.f of Release 33-6900 is not warranted, because the Registrant, although structured as a limited partnership, is not a “program” as that term is used in the Guide or Release 33-6900. For instance, the Registrant is not a commodity pool or an equipment leasing, oil and gas or real estate investment program. In addition, the Registrant will not engage in trading activities or purchase real estate properties for investment. To the contrary, the Registrant will own and operate shuttle tankers under long-term charters. In contrast to “programs,” the Registrant will not generate income from trading activities or passive investments; instead, the Registrant will generate substantially all of its income from actively operating a business.

3.	Please advise us as to whether you intend to use additional sales material, in addition to the prospectus to sell the common units. If this is the case, please provide the staff with copies of any sales literature you intend to use, prior to use. These materials are subject to our review and comment. Refer to Item 19.D. of Securities Act Industry Guide 5 and Release No. 33-6900 regarding disclosure in offerings of limited partnership interests.

Response: The Registrant does not intend to use any sales materials other than a preliminary prospectus to sell its common units. The Registrant intends to conduct a “road show” in connection with its offering that will include a slide presentation. Hard copies of the slide presentation will not be distributed.

4.	Prior to printing and distribution of the preliminary prospectus, please provide us mock-ups of any pages that include any pictures or graphics to be presented. Accompanying captions, if any, should also be provided. We may have comments after reviewing the materials.

Response: The Registrant will provide the Staff the logo, pictures, graphics and any accompanying captions it intends to include in the preliminary prospectus as soon as they become available prior to the printing and distribution of the preliminary prospectus.

Securities and Exchange Commission
January 28, 2013

5.	We note the statement in the first paragraph on page 1 that “all references to information and data in this prospectus about [y]our business and fleet refer to [y]our business and fleet immediately after the closing of this offering.” Please revise throughout the prospectus to clearly reflect your current facts and circumstances. To the extent you expect to enter transactions in the future please reflect accordingly.

Response: The Registration Statement has been revised as requested. Please see pages 1, 2, 6, 86, 87, 130 and 135 of the Revised F-1.

Outside Front Cover Page of Prospectus

6.	Please add a statement regarding the risk that public unitholders will be unable to remove your general partner without its consent because KNOT will own sufficient units upon completion of this offering to prevent the general partner’s removal.

Response: The Registration Statement has been revised as requested. Please see the outside front cover page of the prospectus in the Revised F-1.

7.	Please add a statement regarding the risk that your general partner may exercise call rights at its discretion so that a common unitholder may have common units purchased from the unitholder at an undesirable time or price, as discussed on page 181.

Response: The Registration Statement has been revised as requested. Please see the outside front cover page of the prospectus in the Revised F-1.

8.	Please tell us why you do not name any underwriters on the outside front cover page of the prospectus. We note that you name underwriters in the Underwriting section on page 195.

Response: The Registration advises the Staff that it has selected Citigroup Global Markets Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated as the lead underwriters for the offering. However, the Registrant has not included the underwriters’ names on the outside front and back cover pages of the

Securities and Exchange Commission
January 28, 2013

prospectus as it is continuing to discuss the order in which the underwriters’ names will appear. The Registrant undertakes to update the outside front and back cover pages of the prospectus once the order has been determined.

9.	We note that the third row of the offering price table refers to proceeds “before expenses.” Please revise to show the net proceeds you receive.

Response: The Registration Statement has been revised to include a footnote to the offering price table indicating that the net proceeds to be received by the Registrant exclude an amount of estimated offering expenses that will be payable by the Registrant as described in the section “Expenses Related to This Offering” in the Registration Statement. Please see the outside front cover page of the prospectus in the Revised F-1.

Table of Contents, page i

10.	We note the statement that potential investors should not assume that the information contained in this prospectus is accurate “as of any date other than its date.” Please revise to clarify that you mean other than the date of the prospectus.

Response: The Registration Statement has been revised as requested. Please see page i of the Revised F-1.

Summary, page 1

11.	In one of the opening paragraphs, please provide revenue and net losses (of your Predecessor) for the most recent audited fiscal year end and interim stub. This will provide a financial snapshot to investors.

Response: Page 1 of the Registration Statement has been revised to include a cross reference to the summary financial and operating information contained under “Summary—Summary Financial and Operating Data,” which the Registrant believes provides a more complete snapshot of the Predecessor’s operating results and financial position.

12.	Please revise to remove marketing language that cannot be substantiated. We note for example “growth oriented,” and “significant incentives to contribute to our success” on page 1 and “excellent service” on page 2. Marketing language that cannot be objectively substantiated should be removed. Please revise. To the extent these statements represent your beliefs, please revise accordingly and state the basis for these beliefs.

Securities and Exchange Commission
January 28, 2013

Response: The Registration Statement has been revised as requested. Please see pages 1, 2, 4, 5, 86, 87, 130, 131 and 133 of the Revised F-1.

13.	Please remove references to beneficial aspects of your affiliates as this is not an offering for their securities. We note for example “one of the largest shipping companies in Norway,” “one of the world’s largest shipping companies,” and “the world’s second-largest owner of crude oil shuttle tankers” on page 1, “the world’s second-largest owner of crude oil shuttle tankers, with a fleet almost four times the size of its next largest competitor,” “Predecessors of TSSI, which we refer to as the Knutsen Companies, date back to 1896,” LNG carriers’ “established credit-worthy customers,” “founded in Japan in 1885, is listed on the Tokyo Stock Exchange, Nagoya Stock Exchange and Osaka Securities Exchange. It is now one of the world’s largest marine transportation providers” and “[b]etween January 2000 and August 2012, TSSI and NYK placed approximately 220 orders for vessels at approximately 40 different yards” on page 3, all but the second to last sentence in the first bullet under Competitive Strengths on page 4. Another example is “while KNOT intends to focus primarily on the development of newbuild and project opportunities and the operation of vessels under charters that are short term and/or variable in nature,” at page 1. Similarly revise throughout as necessary, such as under “Management’s Discussion and Analysis,” at page 82 and under “Business,” at page 126.

Response: The Registration Statement has been revised as requested to remove a substantial portion of the detailed information related to KNOT and its affiliates. Please see pages 1, 3, 4, 86, 130, 131 and 133 of the Revised F-1. While the Registrant acknowledges the Staff’s concern that the offering does not relate to KNOT’s securities, the Registrant respectfully submits that information related to KNOT and its affiliates is relevant to investors and may influence their investment decision, and thus should be included in the Registration Statement. Pursuant to the omnibus agreement, KNOT and its controlled affiliates are contractually obligated to provide certain business opportunities to the Registrant and contractually prohibited from competing with the Registrant except in limited circumstances. The Registrant believes that its contractual and other relationships with KNOT and its affiliates will provide significant growth opportunities for the Registrant following the offering. Without having some information relating to

Securities and Exchange Commission
January 28, 2013

KNOT and its affiliates, potential investors may not be able to (1) fully understand and accurately assess the magnitude and quality of the growth prospects of the Registrant and (2) weigh the risks associated with potential conflicts of interest between KNOT and its affiliates and the Registrant.

The Registrant also respectfully advises the Staff that there is substantial precedent for similar entities to describe the business and operating history of their sponsor. Please see the prospectuses relating to the initial public offerings of Teekay Offshore Partners L.P. (December 13, 2006), Capital Product Partners L.P. (March 29, 2007), Navios Maritime Partners L.P. (November 12, 2007), Golar LNG Partners LP (April 7, 2011) and Seadrill Partners LLC (October 18, 2012) for examples of similar disclosure.

14.	We note the statements “leveraging KNOT’s relationships, expertise and reputation” on page 2, “expect [y]our relationship with KNOT to give [you] access to KNOT’s relationships with major international oil and gas companies, shipbuilders, financing sources and suppliers and its technical, commercial and managerial expertise,” “[t]hrough [y]our sponsor and its two investors, [you] have strong relationships with all major shipyards” on page 3, and the benefits listed in the third bullet under Competitive Strengths on page 4. If these statements are the belief of management please revise each to clearly state. Otherwise please revise to disclose to investors the extent to which these benefits are not guaranteed.

Response: The Registration Statement has been revised as requested. Please see pages 2, 3, 4, 87, 130, 131 and 133 of the Revised F-1.

KNOT Offshore Partners LP, page 1

15.	We note the reference to the right to purchase from KNOT “any shuttle tankers operating under charters of five or more years.” Please revise to clarify whether this is an ongoing right.

Response: The Registration Statement has been revised as requested. Please see pages 2, 4, 5, 87, 130, 132, 133 and 134 of the Revised F-1.

Securities and Exchange Commission
January 28, 2013

Competitive Strengths, page 4

Relationship with leading shuttle tanker operator, page 4

16.	In your response letter please tell us the basis for the second to last sentence. While you note the distribution of time charters over the past five years in the last sentence this illustrates a single data point and does not seem to show charterers “increasingly” awarding new business to established participants.

Response: The Registration Statement has been revised to clarify that the Registrant believes that charterers award contracts to established participants in the shuttle tanker market and that over the past ten years all but one contract for the North Sea have been awarded to KNOT and one other established company. Please see pages 4 and 132 of the Revised F-1.

Financial flexibility to support our growth, page 5

17.	Please revise the first sentence to clarify that this is the belief of management.

Response: The Registration Statement has been revised as requested. Please see pages 5 and 134 of the Revised F-1.

Our Management, page 10

18.	We note the statement that “[yo]ur Chief Executive Officer and Chief Financial Officer is solely devoted to [y]our business and will not serve in any capacity for KNOT or its affiliates.” We note on page 150 that Mr. Vik previously served as the Executive Vice President of KNOT. With a view to revised disclosure please tell us whether Mr. Vik has a financial interest in KNOT or its affiliates other than you that would be material to him, such as through unit ownership, options or otherwise.

Response: The Registrant respectfully advises the Staff that Mr. Vik has no material financial interest in KNOT or its affiliates. Mr. Vik holds a 1% interest in two companies that are majority controlled by TS Shipping Invest AS, a 50% owner of KNOT. In addition, Mr. Vik is chairman of the board of a private company that focuses on developing the local airport and tourism in Haugesund, Norway and is 50% owned by the Registrant’s chairman, Trygve Seglem. Mr. Vik does not view his relationship with any of these entities as material. The

Securities and Exchange Commission
January 28, 2013

Registration Statement has been revised to clarify that Mr. Vik will not be employed by KNOT or its affiliates (other than the Registrant and its subsidiaries). Please see page 10 of the Revised F-1.

Summary of Conflicts of Interest and Fiduciary Duties, page 10

19.	Please revise the first bullet point to clarify that as such they have fiduciary duties to KNOT that may cause them to pursue business strategies that disproportionately benefit KNOT or which otherwise are not in the best interests of you or your unitholders, as indicated on page 163.

Response: The Registration Statement has been revised as requested. Please see page 11 of the Revised F-1.

20.	Please revise to state that your general partner may choose to consider only the interests and factors that it desires, and it has no duty or obligations to give any consideration to any interest of or factors affecting you, your affiliates or any unitholder, and that when your general partner is acting in its individual capacity it may act without any fiduciary obligation to you or the unitholders whatsoever, as stated on pages 165 and 167.

Response: The Registration Statement has been revised as requested. Please see page 11 of the Revised F-1.

21.	Please revise to state that your board may borrow money to pay distributions which may result in KNOT receiving an increasing percentage of distributions through incentive distributions and may accelerate the right of KNOT to convert its subordinated units, as discussed on page 164.

Response: The Registration Statement has been revised as requested. Please see page 11 of the Revised F-1.

22.	Please revise to state that common unitholders will have no right to enforce obligations of your general partner and its affiliates under agreements with you, as indicated on page 165.

Response: The Registration Statement has been revised as requested. Please see page 11 of the Revised F-1.

Securities and Exchange Commission
January 28, 2013

23.	Please revise to disclose KNOT’s right to reset the target distribution levels upon which the incentive distribution payments are based and the right of KNOT to receive common units and general partner units in connection with this reset, as discussed on page 74.

Response: The Registration Statement has been revised as requested. Please see page 11 of the Revised F-1.

24.	Please clearly state, if true, that there is no agreement that conflicts will be resolved in your favor.

Response: The Registration Statement has been revised as requested. Please see page 11 of the Revised F-1.

Risk Factor, page 21

Financing agreements containing operating and financial restrictions, page 24

25.	If there is a risk that you may not be able to maintain any specified financial ratios and covenants, of any agreements that you have currently or may enter into, please disclose the ratios and covenants that you need to maintain here and show how you currently satisfy the ratios or covenants, so that investors can assess the risk.

Response: The Registration Statement has been revised as requested. Please see page 26 of the Revised F-1. In addition, the Registrant respectfully advises the Staff that it is in negotiations with its lenders to amend and restate its financing agreements and the financial covenants contained therein. The Registrant undertakes to update its risk factor disclosure to reflect any changes to its financial ratios and covenants once the material terms of the financing agreements have been agreed with the lenders.

26.	Please also disclose here the waivers previously obtained on the Windsor Conversion Facility and the Bodil Facility.

Response: The Registration Statement has been revised as requested. Please see page 26 of the Revised F-1.

Securities and Exchange Commission
January 28, 2013

Use of Proceeds, page 30

27.	If the indebtedness to be discharged here was incurred in the past year, please disclose the use to which the proceeds of such indebtedness were put. Refer to Item 3.C.4 of Form 20-F.

Response: The Registrant respectfully advises the Staff that none of the indebtedness to be discharged with the proceeds from the offering has been incurred in the past year.

Forward-Looking Statements, page 48

28.	Many of the statements in your submission relate to present facts or conditions, rather than to historical facts or future events. In light of this, the first sentence of this section beginning “Statements included in this prospectus that are not historical facts…,” appears to be overly broad. Please narrow your statement accordingly or remove it.

Response: The Registration Statement has been revised as requested. Please see page 51 of the Revised F-1.

Our Cash Distribution Policy and Restrictions on Distributions, page 54

General, page 54

Limitations on Cash Distributions and Our Ability, page 54

29.	While you mention that restrictions on distributions under your financing arrangements may impede distributions you do not discuss the extent to which your debt level by itself may limit your ability to pay distributions to unitholders, as mentioned on page 23. Please discuss here how your debt levels may impede your ability to make distributions. In addition please revise your risk factor on page 23 to specifically address the extent to which your current or anticipated debt levels may impede the payment of distributions.

Response: The Registration Statement has been revised as requested. Please see pages 25 and 57 of the Revised F-1.

Securities and Exchange Commission
January 28, 2013

Forecasted Cash Available for Distribution, page 64

30.	We note that you have forecasted $1.140 million in drydock costs for the reserve required by your partnership agreement. We note $3.739 million of drydock costs for the year ended December 31, 2011. Although we note that the agreement requires an estimate as opposed to amounts actually spent, please tell us your basis for a significantly lower estimated amount.

Response: The Registrant’s partnership agreement requires the board of directors to deduct from operating surplus each quarter estimated maintenance and replacement capital expenditures, as opposed to actual maintenance and replacement capital expenditures in order to reduce disparities in operating surplus caused by fluctuating maintenance and replacement capital expenditures, such as drydocking and vessel replacement. In accordance with industry certification requirements, the Registrant drydocks its vessels at least every 60 months until the vessel is 15 years old, after which drydocking takes place at least every 30 months thereafter as required for the renewal of certifications required by classification societies. Actual drydock cost is amortized on a straight-line basis over the period until the next planned drydocking takes place. For vessels that are newly built or acquired, an element of the cost of the vessel is initially allocated to a drydock component and amortized on a straight-line basis over the period until the next planned drydocking. Drydock costs incurred during the year ended December 31, 2011 of $3.739 million included $1.241 million related to the 60 month drydocking for the Windsor Knutsen and $2.498 million related to the amount of the Bodil Knutsen acquisition cost that was allocated to drydocking. The Registrant incurred no drydock expenses during the year ended December 31, 2012. The Registrant reserves, each year, approximately 1/5 of the drydock costs expected to be incurred during the next scheduled drydocking.

31.	Please tell us how you determined the estimated $10.780 million of replacement capital expenditure reserves included in your forecasted cash available for distribution.

Response: The Registrant respectfully advises the Staff that the estimated amount of $10.78 million per year for capital expenditures attributable to future vessel replacement is based on the following assumptions and estimates: (i) vessel replacement values based on current market conditions, historical costs of vessels and considering possible market volatility, (ii) the remaining useful life of each

Securities and Exchange Commission
January 28, 2013

vessel, which we estimate to be 24 years, 24 years, 24 years and 20 years for the Fortaleza Knutsen, the Recife Knutsen, the Bodil Knutsen and the Windsor Knutsen, respectively, based on a 25-year useful life for each vessel, (iii) a long-term net investment rate equivalent to our current long-term expected borrowing costs and (iv) the residual value for the vessels at the end of their useful lives based on current steel prices. The Registrant respectfully advises the Staff that these assumptions and estimates are consistent with other master limited partnerships owning and operating assets with a finite useful life. The Registration Statement has been revised to clarify the assumptions and estimates used to calculate replacement capital expenditure reserves. Please see pages 66 and 104 of the Revised F-1.

Selected Historical Financial and Operating Data, page 80

32.	In light of the EBITDA financial covenants currently required under your vessel financing facilities, we believe that presenting EBITDA in the other financial data section may be useful for investors. Also in this regard, reconciling this measure to net cash provided by (used in) operations would appear to be the most comparable GAAP liquidity measure and should therefore be presented with equal prominence to cash flows from investing and financing activities.

Response: The Registration Statement has been revised as requested. Please see pages 20, 21, 22, 83, 84 and 85 of the Revised F-1.

Management’s Discussion and Analysis, page 82

Borrowing Activities, page 102

33.	We assume you have already engaged in negotiations with your lenders concerning amending your financing agreements as contemplated in the first paragraph of this section. Please provide a brief summary of the status of those negotiations and your alternative plans if you are unable to amend some or all of these agreements.

Response: The Registrant advises the Staff that it is currently engaged in negotiations with its lenders regarding amendments to its existing financing agreements and anticipates that it will agree to such amendments prior to the next filing of the Registration Statement. The Registrant undertakes to update the disclosure in the Registration Statement to reflect the amended terms of the financing agreements once the terms have been agreed with the lenders.

Securities and Exchange Commission
January 28, 2013

Revolving Credit Facility, page 150

34.	Please revise to state the material terms of the revolving credit facility or confirm to us that you will disclose the terms when they are available. If you do not have a memorandum of understanding please tell us when you anticipate executing one. In addition please tell us when you anticipate executing your revolving credit facility relative to the effectiveness of the registration statement.

Response: The Registrant advises the Staff that it is currently engaged in negotiations with its lenders regarding the material terms of the new revolving credit facility and anticipates that it will reach agreement with its lenders prior to the next filing of the Registration Statement. The Registrant expects to execute the revolving credit facility concurrently with the closing of this offering. The Registrant undertakes to update the disclosure in the Registration Statement to reflect the terms of the revolving credit facility once the terms have been agreed with the lenders.

Contractual Obligations, page 106

35.	We note that the existing derivative instruments entered into by KNOT in connection with the vessel financing agreements will not be transferred to the company upon the closing of the offering; however, we note amounts presented in the table of contractual obligations for future payments due. Please tell us why amounts have been presented.

Response: The Registration Statement has been revised to remove the existing derivative instruments from the contractual obligations table. Please see page 110 of the Revised F-1.

Securities and Exchange Commission
January 28, 2013

Business, page 126

Competitive Strengths, page 129

Modern fleet equipped with the latest technology, page 130

36.	Please provide us with the basis for your statement that “[yo]ur initial fleet will be the youngest shuttle tanker fleet in operation worldwide.”

Response: The Registration Statement has been revised to state that the Registrant’s initial fleet will be one of the youngest shuttle tanker fleets in operation worldwide. Please see pages 4 and 133 of the Revised F-1. The following table, which was compiled by Fearnley’s Consultants AS, gives the average age of the shuttle tanker fleets for each of the other companies currently operating in this industry:

Entity	Number of Vessels in Fleet	Average Fleet Age
Teekay Offshore Partners L.P.	30	12.2 years
Knutsen NYK Offshore Tankers AS(1)	24	14.6 years
Petrobras Transporte S.A.	3	13 years
Viken Shipping AS	5	0.8 years
AET Tanker Holdings Sdn Bhd	2	1 year
Lauritzen Offshore AS	3	4.6 years
Field Partners	2	17 years
Canship Ugland Ltd.	2	14.5 years

(1)	Not including the Registrant’s vessels

Business Strategies, page 130

Expand global operations in high-growth regions, page 130

37.	We note the statement that “[a]s offshore exploration and production activity continues to accelerate worldwide.” Please provide us the basis for the suggestion that such activity may not only increase but will do so in an accelerating manner. In the alternative if you are referring to growth rather than accelerating growth please revise to clarify.

Response: The Registration Statement has been revised to clarify as requested. Please see pages 5 and 134 of the Revised F-1.

Securities and Exchange Commission
January 28, 2013

Charters, page 132

Hire Rate, page 133

38.	Please revise to disclose the hire rates for each of your anticipated vessels.

Response: The Registrant respectfully advises the Staff that on January 18, 2013, the Registrant submitted to the Office of the Secretary a request for confidential treatment for certain provisions of its charters, including the hire rate for each of the vessels in its initial fleet. The Registrant is requesting confidential treatment for the hire rate because public disclosure of this information would cause harm to the Registrant’s competitive position by providing to the public specific, competitively sensitive financial and commercial details of its charters. The charters have been included as exhibits to the Revised F-1.

Certain Relationships and Related Party Transactions, page 152

Omnibus Agreement, page 154

39.	With a view to revised disclosure please tell us whether you may be placed in a position where you would be competing with KNOT if it acquired one or more Five-Year Vessels or put one or more Non-Five-Year Vessel under charter for five or more years and you were not in a financial position where you were able to purchase the vessels.

Response: The Registration Statement has been revised to disclose that vessels that the Registrant elects not to purchase from KNOT could compete with the vessels in the Registrants fleet. Please see page 158 of the Revised F-1.

Securities and Exchange Commission
January 28, 2013

Conflicts of Interest and Fiduciary Duties, page 162

Fiduciary Duties, page 166

Partnership agreement modified standards, page 166

40.	We note the statement that “when [y]our general partner is acting in its capacity as our general partner, as opposed to in its individual capacity, it must act in ‘good faith’ and will not be subject to any other standard.” Please revise to state here the other standards that would otherwise be applicable under Marshall Islands law.

Response: The Registration Statement has been revised as requested. Please see page 170 of the Revised F-1.

41.	We note that your general partner and your officers and directors will not be liable for monetary damages to you or your limited partners unless a court of competent jurisdiction determines that they engaged in actual fraud or willful misconduct. Please revise here to clarify what the applicable standards would be under Marshall Islands law.

Response: The Registration Statement has been revised as requested. Please see page 171 of the Revised F-1.

Underwriting, page 195

42.	Please revise the statement on page 196 that “[yo]ur common units have been approved for listing.” We note statements on the cover page and on page 18 that you “intend to apply to list.”

Response: The Registration Statement has been revised as requested. Please see page 199 of the Revised F-1.

Unaudited Pro Forma Combined Balance Sheet, page P-1

43.	Please complete the presentation of the pro forma balance sheet giving effect to the offering and related transactions.

Response: The Registrant hereby undertakes to complete the presentation of the pro forma balance sheet once the Registrant has updated its financial statements for the year ended December 31, 2012 and it has agreed upon the price range and valuation data relating to the offering.

Securities and Exchange Commission
January 28, 2013

Note 13: Short-term and Long-term Debt, page F-24

44.	We note that each of the Predecessor’s loan facilities contain cross-default provisions that would be triggered if one of KNOT’s subsidiaries defaults under their respective loan agreements. We also note per page 102 of your liquidity discussion that these provisions relate to KNOT subsidiaries that will not be your subsidiaries following the completion of the offering. Please revise this note to include this information as well as to disclose your intent to amend your facilities such that other subsidiaries will no longer be included.

Response: The Registration Statement has been revised as requested. Please see page F-28 of the Revised F-1.

The Registrant hereby undertakes to update the financial statements contained in the Registration Statement to include the financial statements for the year ended December 31, 2012 in connection with its next filing to allow the Staff sufficient time to review its revised disclosure in connection with such updated financial information.

Securities and Exchange Commission
January 28, 2013

Please contact Catherine Gallagher (202.639.6544) at Vinson & Elkins L.L.P. if you have any questions with respect to the foregoing.

Very truly yours,
VINSON & ELKINS L.L.P.
By:	/S/ CATHERINE S. GALLAGHER
Catherine S. Gallagher

cc:	Theresa Messinese (Securities and Exchange Commission)

Lyn Shenk (Securities and Exchange Commission)

John Dana Brown (Securities and Exchange Commission)

Arild Vik (KNOT Offshore Partners LLC)

Sean T. Wheeler (Latham & Watkins LLP)